CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
NET INCOME FOR THE YEAR	R$ 3,753	R$ 2,865	R$ 3,195
Items not to be reclassified to profit or loss in subsequent periods
Post retirement liabilities – remeasurement of obligations of the defined benefit plans	301	(10)	(1,599)
Income tax and social contribution tax on remeasurement of defined benefit plans	(102)	4	544
Other		(1)
Equity gain (loss) on other comprehensive income in subsidiary and jointly-controlled entity	199	(7)	(1,055)
COMPREHENSIVE INCOME FOR THE YEAR	3,952	2,858	2,140
Total of comprehensive income for the year attributed to:
Equity holders of the parent	3,950	2,857	2,139
Non-controlling interests	R$ 2	R$ 1	R$ 1